Basis of Presentation and Going Concern (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 1,518	$ 1,865	$ 4,020	$ 21,454